RESTRICTED CASH	9 Months Ended
Aug. 31, 2022
Restricted Cash
RESTRICTED CASH

6.	RESTRICTED CASH

As at August 31, 2021, the Company had two Guaranteed Investment Certificates (“GICs”) totaling $52,647 (November 30, 2021 - $53,937) which earn interest at 0.75% and 0.10% per annum and renew annually on July 8 and September 28, respectively. The GICs have been assigned as security to the Royal Bank of Canada.